Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Entity Registrant Name	Sea Ltd
Entity Central Index Key	0001703399
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Trading Symbol	SE
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	190,423,065
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	152,175,703